Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Statement of Financial Position [Abstract]
Common Stock, par value
Common Stock, shares authorized
Common Stock, shares issued	76,531,899	76,019,706	68,301,991
Common Stock, shares outstanding	76,531,899	76,019,706	68,301,991